Acquisition - Schedule of Purchase Price Allocation to Assets Acquired and Liabilities Assumed as of the Date of Acquisition (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Sep. 02, 2025 CNY (¥)	Jan. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 01, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Statement [Line Items]
Other current assets						¥ 2,607
Total assets						78,082
Deferred revenue						(9,952)
Goodwill	¥ 596,299	$ 85,270			¥ 136,250	109,915	¥ 0
Total consideration						178,045
Trade Name [Member]
Statement [Line Items]
Intangible assets						¥ 63,504
Estimated useful lives						10 years
Active User [Member]
Statement [Line Items]
Intangible assets						¥ 7,299
Estimated useful lives						3 years
Technology [Member]
Statement [Line Items]
Intangible assets						¥ 4,672
Estimated useful lives						5 years
Japanese Business [Member]
Statement [Line Items]
Net assets acquired				¥ 3,880
Goodwill				143,152
Deferred tax liabilities				(33,100)
Non-controlling interests				(25,666)
Total consideration				196,354
Japanese Business [Member] | Trade Name [Member]
Statement [Line Items]
Intangible assets				¥ 78,121
Estimated useful lives				11 years
Japanese Business [Member] | Active User [Member]
Statement [Line Items]
Intangible assets				¥ 4,254
Estimated useful lives				3 years
Japanese Business [Member] | Technology [Member]
Statement [Line Items]
Intangible assets				¥ 14,540
Estimated useful lives				5 years
Japanese Business [Member] | Noncompete Agreements [Member]
Statement [Line Items]
Intangible assets				¥ 11,173
Estimated useful lives				3 years
Europe Business [Member]
Statement [Line Items]
Net assets acquired			¥ 109,030
Goodwill			359,269
Deferred tax liabilities			(23,137)
Total consideration			537,711
Europe Business [Member] | Trade Name [Member]
Statement [Line Items]
Intangible assets			¥ 71,419
Estimated useful lives			10 years 3 months 18 days
Europe Business [Member] | Active User [Member]
Statement [Line Items]
Intangible assets			¥ 6,988
Estimated useful lives			3 months 18 days
Europe Business [Member] | Technology [Member]
Statement [Line Items]
Intangible assets			¥ 14,142
Estimated useful lives			5 years 3 months 18 days